Vessels under construction - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 vessel	Dec. 31, 2017 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment			$ 26,057	$ 258,311	$ 126,842
Capitalized interest			$ 200	$ 4,200	$ 6,300
Capitalisation rate of borrowing costs eligible for capitalisation			5.70%	4.70%
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						2	2
Aggregate purchase price	$ 75,800			$ 75,800
Payment to purchase property, plant and equipment				52,300
Capitalized interest			$ 157	$ 4,194
STI Esles II [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment	$ 23,500
STI Jardins [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment		$ 23,500
MR [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel						2